Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Maximum Amounts Payable Under Various Commitments (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments		$ 307,633	$ 288,275
Financial Guarantees [Member] | Standby letters of credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments		30,523	29,656
Financial Guarantees [Member] | Credit default swaps [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	[1]	16,211	10,010
Other Credit Instruments [Member] | Backstop liquidity facilities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments		18,224	18,805
Other Credit Instruments [Member] | Documentary and commercial letters of credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments		1,893	1,763
Other Credit Instruments [Member] | Commitments to extend credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	[2]	230,689	218,094
Other Credit Instruments [Member] | Other commitments [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	[3]	$ 10,093	$ 9,947

[1]	The fair value of the related derivatives included in our Consolidated Balance Sheet was $8 million as at October 31, 2024 ($3 million as at October 31, 2023).
[2]	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.
[3]	Other commitments include $4,511 million as at October 31, 2024 ($5,611 million as at October 31, 2023) of underwriting commitments that are extended but not yet accepted by the borrower.